Stock-Based Compensation (Details) - Schedule of option activity - STI Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of option activity [Line Items]
Number of Options Beginning balance	5,618,512	35,687,240	9,526,727	6,490,208
Weighted Average Exercise Price Beginning balance		$ 3.37
Weighted Average Remaining Contractual Life (Years) Beginning balance		7 years 3 months 18 days		9 years 3 months 3 days
Aggregate Intrinsic Value Beginning balance		$ 22
Number of Options Granted		4,000,000		5,516,399
Weighted Average Exercise Price Granted		$ 1.08		$ 7.82
Number of Options Exercised		(49,456)	(2,181,335)	(1,630,925)
Weighted Average Exercise Price Exercised		$ 0.89	$ 2.5	$ 2.54
Aggregate Intrinsic Value Exercised		$ 10
Number of Options Cancelled/forfeited		(2,455,912)	(1,726,880)	(848,955)
Weighted Average Exercise Price Cancelled/forfeited		$ 3.37
Number of Options Ending balance	37,181,872	37,181,872	5,618,512	9,526,727
Weighted Average Exercise Price Ending balance	$ 3.15	$ 3.15
Weighted Average Remaining Contractual Life (Years) Ending balance		7 years 6 months	6 years 11 months 8 days	8 years 3 days
Aggregate Intrinsic Value Ending balance	$ 31	$ 31